12000255

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

August 13, 2012

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 19, 2012 The Nasdaq Stock Market (the "Exchange") received from FIRST TRUST EXCHANGE-TRADED FUND VI (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Shares of Beneficial Interest,
$.01 par value per share,
of
Multi-Asset Diversified Income
Index Fund

Common Shares of Beneficial Interest,
$.01 par value per share,
of
First Trust NASDAQ Technology Dividend
Index Fund

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery

1552740